Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the purchase consideration and the purchase price allocation to fair values of the identifiable assets acquired and liabilities assumed as of the date of each acquisition:

	December 31,
	2021	2020
	in thousands
Cash	$11,450	$2,944
Fair value of non-cash consideration	3,767	9,191

Total consideration	$15,217	$12,135

Allocation of purchase price:
Other current assets	$1,416	$62
Intangible assets	7,134	11,266
Goodwill	6,753	944

Total assets acquired	15,303	12,272
Liabilities assumed
Accrued compensation, current	—	38
Contract liabilities, current	86	99

Total liabilities assumed	86	137

Fair value of net assets acquired	$15,217	$12,135